The Tax-Exempt Fund of California®
Investment portfolio
October 31, 2024
unaudited

Bonds, notes & other debt instruments 91.11% California 88.82%	Principal amount (000)	Value (000)
Adelanto Elementary School Dist., Community Facs. Dist. No. 4, Special Tax Bonds, Series 2023-A, 5.75% 9/1/2047	USD870	$943
Adelanto Elementary School Dist., Community Facs. Dist. No. 4, Special Tax Bonds, Series 2023-B, 5.75% 9/1/2047	965	1,045
Adelanto Elementary School Dist., Community Facs. Dist. No. 4, Special Tax Bonds, Series 2023-B, 5.75% 9/1/2053	2,245	2,422
City of Adelanto, Public Utility Auth., Rev. Ref. Bonds (Utility System Project), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 7/1/2039	2,000	2,084
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037)[1]	2,635	1,515
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/1/2037)[1]	9,190	5,257
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2024-A, 0% 10/1/2053	6,500	1,676
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2022-C-2, Assured Guaranty Municipal insured, 0% 10/1/2052 (5.45% on 10/1/2037)[1]	7,470	4,172
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2042	1,000	1,013
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2046	500	505
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 1/1/2026	105	107
City of Alhambra, Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 1/1/2029	225	234
City of Alhambra, Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 3.25% 1/1/2033	100	96
City of American Canyon, Community Facs. Dist. No 2018-1 (Green Island Road Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	715	750
City of American Canyon, Community Facs. Dist. No 2018-1 (Green Island Road Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	750	786
City of American Canyon, Community Facs. Dist. No 2018-1 (Green Island Road Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2057	1,250	1,299
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2036	1,000	625
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2037	1,150	680
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2042	4,515	1,992
Azusa Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 5.00% 8/1/2044	1,000	1,057
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2032	455	474
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2035	600	621
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2036	655	677
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2044	2,810	2,914
Banning Unified School Dist., G.O. Rev. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 8/1/2035	955	1,000
The Tax-Exempt Fund of California — Page 1 of 49

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Banning Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 8/1/2031	USD1,500	$1,522
Banning Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 8/1/2032	1,000	1,013
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-S-7, 4.00% 4/1/2034	2,005	2,032
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Green Bonds, Series 2024-F-2, 5.00% 4/1/2040	1,930	2,153
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Green Bonds, Series 2024-F-2, 5.00% 4/1/2041	5,000	5,553
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Green Bonds, Series 2024-F-2, 5.00% 4/1/2043	2,280	2,512
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	1,000	894
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 9/1/2050	1,250	1,087
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 9/1/2044	900	925
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	400	409
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2044	1,000	1,021
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2049	1,000	1,017
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8C, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043	1,605	1,653
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043	565	582
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048	1,000	1,024
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, Assured Guaranty Municipal insured, 4.00% 7/1/2039	1,000	987
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, Assured Guaranty Municipal insured, 4.125% 7/1/2041	400	397
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2044	3,585	3,877
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2049	8,310	8,875
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, Assured Guaranty Municipal insured, 4.00% 7/1/2054	1,335	1,281
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2054	1,700	1,801
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2027	600	626
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2028	500	529
Trustees of the California State University, Systemwide Rev. Bonds, Series 2024-A, 5.00% 11/1/2032	4,830	5,635
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)	3,440	3,183
Trustees of the California State University, Systemwide Rev. Bonds, Series 2020-C, 4.00% 11/1/2051	2,500	2,502
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 5.25% 11/1/2053	1,195	1,328
Casitas Municipal Water Dist., Community Facs. Dist. No. 2013-1, Special Tax Bonds, Series 2019, BAM insured, 4.00% 9/1/2047	1,745	1,716
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2025	300	301
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, 4.00% 8/1/2026	275	278
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2027	300	306
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2028	250	257
The Tax-Exempt Fund of California — Page 2 of 49

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2029	USD250	$258
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2030	275	284
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 8/1/2031	375	385
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2031	300	308
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 8/1/2032	525	536
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 8/1/2034	1,000	1,013
Centinela Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-C, Assured Guaranty Municipal insured, 4.00% 8/1/2033	2,500	2,524
Chabot-Las Positas Community College Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 4.00% 8/1/2042	1,500	1,487
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 4.00% 6/1/2043	6,000	6,033
Chaffey Joint Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-D, 0% 8/1/2027	895	820
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Series 2022-C, 4.00% 8/1/2055	3,605	3,587
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2032	385	298
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2033	430	318
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	2,000	1,932
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,515	1,418
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,740	1,564
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2033	260	261
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2035	280	280
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2036	290	290
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2037	300	298
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2038	315	311
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2039	325	316
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2025	205	205
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2026	210	212
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2027	220	223
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2028	230	234
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2035	900	906
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	955	942
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2051	1,145	1,059
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2030	1,010	1,026
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2031	500	507
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	380	367
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	500	463
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,020	924
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 10/1/2029	890	930
The Tax-Exempt Fund of California — Page 3 of 49

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 10/1/2030	USD920	$959
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 10/1/2034	1,180	1,225
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 8/1/2036	1,155	1,211
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 8/1/2037	1,150	1,201
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 8/1/2038	515	536
Clovis Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 8/1/2030	2,300	1,930
Coachella Valley Unified School Dist., G.O. Bonds, 2005 Election, Series 2016-E, Assured Guaranty Municipal insured, 4.00% 8/1/2045	6,555	6,380
Coast Community College Dist., G.O. Bonds, 2012 Election, Series 2019-F, 3.00% 8/1/2038	2,500	2,304
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 8/1/2042	3,070	1,446
College of the Sequoias Community College Dist., G.O. Bonds (Visalia Area Improvement Dist. No. 2), 2022 Election, Series 2024-A, 5.00% 8/1/2054	4,000	4,358
Colton Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2016-D, BAM insured, 4.00% 8/1/2031	1,200	1,219
Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2024-A, 5.00% 12/1/2032	1,250	1,427
Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2024-A, 5.00% 12/1/2033	2,000	2,304
Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2024-A, 5.00% 12/1/2049	5,000	5,377
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	28,565	28,831
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2022-A-1, 4.00% 5/1/2053 (put 8/1/2028)	7,970	8,042
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)	14,410	15,243
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	3,290	3,486
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	8,305	8,913
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	30,500	32,926
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-D, 5.50% 5/1/2054 (put 8/1/2028)	6,900	7,378
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	16,895	18,250
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	17,060	18,334
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	13,830	14,800
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	15,730	16,867
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046[2]	700	601
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-1, 3.00% 8/1/2056[2]	1,005	742
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047[2]	5,600	4,605
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056[2]	9,700	8,273
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 4.00% 8/1/2051[2]	2,000	959
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 8/1/2037 (preref. 8/1/2026)	1,875	1,953
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 8/1/2038 (preref. 8/1/2026)	USD2,075	$2,161
Compton Community College Dist., G.O. Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM insured, 4.00% 8/1/2041	1,870	1,927
Compton Community College Dist., G.O. Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM insured, 4.00% 8/1/2042	1,000	1,024
Compton Community College Dist., G.O. Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM insured, 4.00% 8/1/2043	1,275	1,299
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 3.00% 6/1/2049	4,900	3,977
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2035	1,000	668
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2038	1,250	723
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2036[2]	360	363
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2041[2]	390	391
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2046[2]	2,690	2,657
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2051[2]	1,075	1,047
Contra Costa Community College Dist., G.O. Bonds, 2014 Election, Series 2020-C, 3.00% 8/1/2036	1,775	1,675
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 5.00% 9/1/2034	800	827
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2040	350	344
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2045	700	663
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2050	1,450	1,330
Corona-Norco Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 4.00% 8/1/2049	2,500	2,462
Cotati-Rohnert Park Unified School Dist., G.O. Bonds, 2014 Election, Series 2018-E, BAM insured, 4.00% 8/1/2043	2,000	2,000
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057[2]	1,215	889
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057[2]	2,000	1,474
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 5/1/2057[2]	500	359
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia On Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046[2]	2,500	2,002
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047[2]	1,100	846
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057[2]	2,070	1,578
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058[2]	875	686
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043[2]	1,000	844
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056[2]	3,325	2,911
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058[2]	2,315	1,643
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046[2]	1,330	1,038
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056[2]	2,500	1,742
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056[2]	4,200	3,164
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057[2]	USD2,830	$2,038
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045[2]	1,650	1,421
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056[2]	11,735	9,605
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057[2]	5,965	3,611
Davis Joint Unified School Dist., G.O Bonds, 2018 Election, Series 2020, BAM insured, 3.00% 8/1/2034	1,925	1,830
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2030	225	226
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2031	265	266
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2032	275	275
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2033	265	265
City of Dixon, Community Facs. Dist. No. 2019-1 (Homestead), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,715	2,414
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2027	335	340
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2029	200	204
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2031	130	132
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	920	867
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,240	2,033
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 5, Special Tax Bonds, Series 2023, 5.125% 9/1/2043	1,265	1,334
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 5, Special Tax Bonds, Series 2023, 5.375% 9/1/2051	1,250	1,313
East Bay Municipal Utility Dist., Wastewater System Rev. Green Bonds, Series 2024-A, 5.00% 6/1/2054	1,500	1,660
East Bay Municipal Utility Dist., Water System Rev. Ref. Bonds, Series 2024-A, 5.00% 6/1/2054	3,500	3,873
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-2, 5.00% 9/1/2026	8,000	8,259
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2019, 5.00% 9/1/2045	850	868
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	1,550	1,375
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2027	85	86
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2028	85	86
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2029	90	91
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 9/1/2037	110	81
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 9/1/2038	120	86
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 9/1/2039	125	88
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 9/1/2040	100	69
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	525	462
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2040	1,075	1,014
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	770	698
The Tax-Exempt Fund of California — Page 6 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	USD1,030	$906
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 4.00% 7/1/2038	1,000	1,028
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2033	1,515	1,584
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2034	760	792
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2035	1,300	1,351
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2036	1,000	1,037
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2038	1,140	1,176
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2021-A, 5.00% 4/1/2029	425	462
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 4/1/2047	7,425	7,025
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.25% 10/1/2044	520	550
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.50% 10/1/2053	3,465	3,662
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2014-U-6, 5.00% 5/1/2045	1,710	2,059
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2022-A, 5.00% 10/1/2044	1,500	1,540
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2022-A, 5.00% 10/1/2052	4,210	4,270
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2015, 5.00% 4/1/2032	2,500	2,515
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Capital Appreciation Bonds, Series 2001-A, National insured, 0% 10/1/2033	2,000	1,443
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 11/1/2030	1,000	1,015
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 11/1/2032	1,975	2,003
El Camino Hospital Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2006, National insured, 0% 8/1/2031	2,000	1,605
El Rancho Unified School Dist., G.O. Bonds, 2016 Election, Series 2023-D, BAM insured, 5.75% 8/1/2048	850	989
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 9/1/2032	2,500	2,501
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2032	1,000	1,014
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2033	1,000	1,014
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2033	945	967
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2034	1,000	1,014
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2035	1,000	1,013
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2035	1,150	1,174
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2036	440	435
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2039	1,055	1,137
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2041	1,000	951
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2044	1,195	1,275
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2046	1,280	1,166
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2020, 4.00% 9/1/2050	1,000	890
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2051	1,785	1,580
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2051	2,000	2,099
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 9/1/2026	2,000	2,003
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2040[2]	500	505
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2050[2]	700	702
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2055[2]	920	922
Enterprise Dev. Auth., Charter School Rev. Bonds (The Rocklin Academy Project), Series 2024, 5.00% 6/1/2044[2]	750	772
Enterprise Dev. Auth., Charter School Rev. Bonds (The Rocklin Academy Project), Series 2024, 5.00% 6/1/2054[2]	700	718
Enterprise Dev. Auth., Charter School Rev. Bonds (The Rocklin Academy Project), Series 2024, 5.00% 6/1/2064[2]	1,350	1,377
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2027[2]	1,410	1,389
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2042[2]	5,165	4,489
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2042	1,000	1,042
The Tax-Exempt Fund of California — Page 7 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Escondido Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A, 0% 8/1/2027	USD5,385	$4,978
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2045	1,450	1,439
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2032	1,315	999
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2036	2,430	1,542
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2037	1,575	952
Fairfield-Suisun Unified School Dist., G.O. Bonds, 2016 Election, Series 2018, 4.00% 8/1/2041	5,760	5,760
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2046	465	441
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2050	500	463
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Special Tax Rev. Bonds, Series 2022, 4.25% 9/1/2037	670	686
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Special Tax Rev. Bonds, Series 2022, 4.50% 9/1/2042	1,305	1,335
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Special Tax Rev. Bonds, Series 2022, 5.00% 9/1/2052	2,500	2,581
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2004-B, National insured, 0% 10/1/2026	1,000	945
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 10/1/2040	8,715	8,711
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 4, G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2006-A, National insured, 0% 10/1/2031	1,865	1,488
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2032	260	279
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,355	1,460
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,295	1,377
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,350	1,419
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,690	1,773
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2030	2,080	2,090
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Rev. Ref. Bonds, Series 2018, 5.00% 9/1/2034	1,255	1,304
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2029	130	134
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2035	100	101
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	700	661
City of Fontana, Community Facs. Dist. No. 87 (El Paseo), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	500	490
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,050	1,031
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	450	428
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	525	486
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2026	175	181
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2027	185	194
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2028	195	206
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2029	200	213
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.25% 9/1/2037	1,000	1,016
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.50% 9/1/2042	1,000	1,012
The Tax-Exempt Fund of California — Page 8 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 1995-A, 0% 1/1/2025 (escrowed to maturity)	USD3,765	$3,744
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 1/15/2046	6,045	5,908
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-2, 3.50% 1/15/2053	3,120	2,700
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 3.95% 1/15/2053	3,500	3,306
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, 0% 1/15/2035	2,000	1,383
City of Fremont, Community Facs. Dist. No. 1 (Pacific Commons), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2030	2,220	2,243
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 9/1/2044	1,000	1,021
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,550	1,575
Fresno Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, 3.00% 8/1/2055	2,000	1,516
Fresno Unified School Dist., G.O. Bonds, 2020 Election, Series 2022-B, 4.00% 8/1/2055	6,535	6,434
Fresno Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, 4.00% 8/1/2034	3,000	3,041
G.O. Bonds, Series 2022, 5.00% 4/1/2028	3,500	3,763
G.O. Bonds, Series 2024-C, 4.00% 9/1/2028	2,200	2,300
G.O. Bonds, Series 2020, 5.00% 3/1/2029	5,000	5,461
G.O. Bonds, Series 2018, 5.00% 10/1/2029	1,110	1,204
G.O. Bonds, Series 2020, 5.00% 3/1/2030	1,000	1,111
G.O. Bonds, Series 2024, 5.00% 9/1/2030	5,000	5,590
G.O. Bonds, Series 2021, 5.00% 12/1/2031	460	474
G.O. Bonds, Series 2021, 5.00% 12/1/2032	70	72
G.O. Bonds, Series 2021, 5.00% 12/1/2034	70	72
G.O. Bonds, Series 2023, 5.00% 10/1/2035	2,255	2,558
G.O. Bonds, Series 2024, 5.00% 9/1/2044	1,715	1,907
G.O. Bonds, Series 2021, 3.00% 12/1/2046	4,085	3,298
G.O. Bonds, Series 2021, 5.00% 12/1/2046	990	1,062
G.O. Bonds, Series 2024, 5.00% 9/1/2048	8,000	8,813
G.O. Bonds, Series 2020, 3.00% 11/1/2050	3,850	3,017
G.O. Bonds, Series 2024, 5.00% 9/1/2053	3,875	4,250
G.O. Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2025	5,000	5,084
G.O. Rev. Ref. Bonds, Series 2025, 5.00% 9/1/2025	10,000	10,168
G.O. Rev. Ref. Bonds, Series 2022, 5.00% 11/1/2027	4,000	4,269
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2028	2,000	2,173
G.O. Rev. Ref. Bonds, Series 2023, 5.00% 9/1/2031	2,000	2,264
G.O. Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2035	3,000	3,442
G.O. Rev. Ref. Bonds, Series 2020, 4.00% 3/1/2036	1,790	1,849
G.O. Rev. Ref. Bonds, Series 2023, 5.00% 10/1/2036	2,005	2,260
G.O. Rev. Ref. Bonds, Series 2020, 3.00% 11/1/2040	1,000	880
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2041	3,800	4,174
G.O. Rev. Ref. Bonds, Series 2023, 4.00% 9/1/2043	10,820	10,961
G.O. Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2043	2,950	3,296
City of Garden Grove, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 10/1/2029	1,500	1,547
Gilroy Public Facs. Fncg. Auth., Wastewater Rev. Bonds, Series 2021-A, 3.00% 8/1/2051	2,000	1,590
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2036	3,000	1,895
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 6/1/2033 (preref. 6/1/2025)	1,950	1,972
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 6/1/2025 (escrowed to maturity)	9,000	8,832
The Tax-Exempt Fund of California — Page 9 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 6/1/2027 (escrowed to maturity)	USD2,730	$2,525
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2031	150	157
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2032	160	167
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044	1,125	1,152
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,430	1,457
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 3.00% 9/1/2025	130	128
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2026	135	135
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2027	140	141
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2028	145	146
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2029	150	151
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2030	155	154
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2032	170	167
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2046	470	419
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2051	650	559
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2056	1,000	846
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 8/1/2032	7,000	5,443
Hartnell Community College Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 8/1/2047	4,555	4,502
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061[2]	1,500	1,364
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 8/1/2044	8,000	8,368
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 4.00% 8/1/2048	2,000	1,972
Hayward Unified School Dist., G.O. Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 8/1/2040	1,000	1,055
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.00% 12/1/2028	1,000	1,073
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2016-A, 3.00% 3/1/2039	275	240
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.25% 12/1/2040	1,230	1,355
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.25% 12/1/2041	925	1,012
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.25% 12/1/2042	1,700	1,849
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051	10,150	7,992
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 4.00% 11/1/2035	1,365	1,406
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 4.00% 11/1/2036	1,150	1,178
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2024-A, 5.00% 11/1/2049	750	821
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2037	2,000	2,010
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2040	1,555	1,550
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2049 (preref. 4/1/2030)	1,000	959
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2024-A, 5.25% 12/1/2049	3,400	3,702
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2024-A, 5.00% 12/1/2054	3,435	3,639
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2025	755	758
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2042	2,500	2,570
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027	785	786
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2028	125	131
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2030	115	122
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2032	270	290
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2043	490	510
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2048	550	579
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2053	710	742
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2058	1,100	1,145
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 4.00% 11/1/2040	4,500	4,536
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 5.00% 11/1/2050	1,000	1,044
Health Facs. Fncg. Auth., Rev. Bonds (PIH Health), Series 2020-A, BAM insured, 3.00% 6/1/2047	3,325	2,826
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 7/1/2031	400	405
The Tax-Exempt Fund of California — Page 10 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 7/1/2039	USD400	$404
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 10/1/2034	500	500
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-3, 2.00% 10/1/2036 (put 10/1/2025)	1,000	987
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2024-A, 5.00% 11/15/2044	5,155	5,705
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2035	1,500	1,575
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2036	1,000	1,047
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2/1/2030	3,000	3,012
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2035	1,000	1,031
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 3.00% 8/1/2026	145	143
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2040	1,740	1,809
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2050	1,500	1,534
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2055	1,500	1,526
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2027	240	243
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029	275	279
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2031	310	312
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2034	375	374
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2036	225	222
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	500	534
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	650	682
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,360	1,413
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,700	1,756
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2028	1,220	1,227
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2032	540	542
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2033	580	582
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2034	350	351
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2039	1,850	1,855
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2024-A-2, 3.25% 8/1/2064 (put 2/1/2028)	1,680	1,678
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Symphony at Del Sur), Series 2023-V, 5.00% 5/1/2054 (put 11/1/2026)	1,315	1,357
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033	19,372	19,544
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.29% 1/15/2035[3,4]	13,144	164
Housing Fin. Agcy., Municipal Certs., Series 2019-A-1, 4.25% 1/15/2035	1,378	1,417
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.825% 3/25/2035[3,4]	17,551	772
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.798% 11/20/2035[3,4]	9,060	418
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	20,979	20,133
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	16,376	15,217
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	13,012	13,399
Imperial Community College Dist., G.O. Bonds, 2022 Election, Series 2023-A, Assured Guaranty Municipal insured, 5.25% 8/1/2053	1,500	1,650
Imperial Community College Dist., G.O. Bonds, 2022 Election, Series 2024-B, 5.00% 8/1/2054	1,715	1,867
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 11/1/2036	4,540	4,614
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 11/1/2041	5,650	5,665
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 5.00% 11/1/2041	1,425	1,469
Independent Cities Fin. Auth., Mobile Home Park Rev. Ref. Bonds (San Juan Mobile Estates), Series 2015, 5.00% 8/15/2030	2,000	2,029
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, National insured, 4.00% 9/1/2030	1,250	1,270
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, National insured, 4.00% 9/1/2031	1,250	1,266
The Tax-Exempt Fund of California — Page 11 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2039	USD300	$314
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2044	350	362
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2045	850	829
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2049	1,625	1,669
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2050	860	818
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2055	915	852
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2030	1,080	1,115
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2032	1,140	1,175
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2033	1,105	1,138
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 8/1/2055 (put 8/1/2026)	4,500	4,336
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[2]	1,380	1,380
Infrastructure and Econ. Dev. Bank, Rev. Green Bonds (California Clean Water and Drinking Water State Revolving Fund), Series 2024, 4.00% 10/1/2048	11,970	12,005
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 7/1/2026	2,000	2,067
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 7/1/2030	5,105	5,631
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2033	1,250	1,299
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2034	500	519
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2035	415	431
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2038	1,000	1,037
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2029	230	240
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2030	500	520
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2033	500	516
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2034	685	706
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2036	800	821
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2038	650	666
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2031	400	402
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2033	1,615	1,619
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2049	1,800	1,646
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2035	550	571
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2037	650	675
The Tax-Exempt Fund of California — Page 12 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2038	USD1,000	$1,038
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 9/1/2051	1,250	1,291
City of Irvine, Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, 5.00% 9/1/2032	880	1,010
City of Irvine, Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, BAM insured, 5.25% 9/1/2053	5,000	5,535
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2030	1,700	1,721
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2032	800	809
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2042	1,000	1,007
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2026	330	342
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2027	375	397
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2028	525	564
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2029	500	544
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2032	680	730
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2034	1,155	1,230
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 9/2/2036	1,840	1,858
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 9/2/2037	1,285	1,294
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2044	1,000	1,036
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM insured, 4.00% 9/2/2046	1,350	1,321
Irvine Unified School Dist., Community Facs. Dist. No. 01-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2031	2,000	2,012
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2030	370	387
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2034	250	260
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2034	430	459
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2035	245	254
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2035	250	266
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2036	350	363
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2036	270	287
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2037	565	566
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2037	270	279
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2038	545	541
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2039	630	618
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2039	815	839
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2040	805	827
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2042	995	1,019
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, 5.00% 9/1/2042	995	1,019
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 9/1/2044	2,385	2,375
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2045	1,495	1,524
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, 4.00% 9/1/2053	1,240	1,127
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 5.00% 3/1/2057	1,660	1,684
City of Jurupa, Community Facs. Dist. No. 52 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2050	500	452
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2041	420	398
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046	450	413
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051	875	782
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	500	458
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	500	446
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2029	1,755	1,838
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 9/1/2043	1,165	1,195
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 9/1/2048	2,265	2,311
Jurupa Unified School Dist., Community Facs. Dist. No. 17, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048	1,815	1,850
The Tax-Exempt Fund of California — Page 13 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of Kern, RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2037	USD1,500	$1,537
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2042	150	143
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	200	185
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	500	447
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	350	335
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	450	415
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	700	630
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2025	1,360	1,379
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2029	1,370	1,386
City of Lake Elsinore, School Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2030	500	528
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2035	100	108
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2036	170	183
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2037	180	193
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2038	150	160
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2039	120	128
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2047	2,250	2,363
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2040	80	78
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	175	166
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2049	425	392
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2042	1,500	1,450
City of Lathrop, Crossroads Assessment Dist., Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2040	2,070	2,078
Lodi Unified School Dist., G.O. Bonds, 2016 Election, Series 2021, 3.00% 8/1/2046	2,000	1,661
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2031	1,210	1,255
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2032	1,750	1,811
City of Long Beach, Harbor Rev. Bonds, Series 2017-B, AMT, 5.00% 5/15/2043	500	510
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 5/15/2034	1,125	1,131
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 5/15/2045	1,225	1,228
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2019-C, 4.00% 8/1/2045	1,000	992
Long Beach Unified School Dist., G.O. Bonds, 2008 Election, Series 2017-E, 5.00% 8/1/2040	3,655	3,758
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2038	1,000	968
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,650	1,508
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2026	980	981
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2027	1,965	1,968
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2028	1,670	1,672
The Tax-Exempt Fund of California — Page 14 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2028	USD975	$1,055
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2028	1,250	1,318
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2029	1,020	1,089
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2033	2,500	2,726
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2037	2,605	2,767
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2051	1,525	1,578
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 5/15/2027	1,250	1,261
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 5/15/2028	2,175	2,293
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2028	2,500	2,636
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-A, AMT, 5.00% 5/15/2028	1,500	1,582
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 5/15/2029	1,560	1,572
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2029	1,450	1,481
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2029	2,550	2,722
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2031	4,675	4,963
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-A, AMT, 5.00% 5/15/2031	2,345	2,489
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2032	1,000	1,028
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-B, AMT, 5.00% 5/15/2032	3,825	3,992
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 5/15/2032	3,450	3,566
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2033	500	508
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2033	1,000	1,027
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2033	1,255	1,308
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2020-C, AMT, 5.00% 5/15/2033	1,000	1,063
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2034	1,250	1,282
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-H, AMT, 5.00% 5/15/2034	1,000	1,086
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2035	1,000	1,024
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2036	1,345	1,394
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2037	1,260	1,288
The Tax-Exempt Fund of California — Page 15 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2037	USD3,450	$3,571
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040	3,825	3,219
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040 (preref. 11/15/2031)	175	170
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2043	3,000	3,094
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2020-C, AMT, 5.00% 5/15/2045	1,500	1,554
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-H, AMT, 5.50% 5/15/2047	500	540
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 4.00% 5/15/2048	2,000	1,897
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 3.00% 5/15/2049	5,000	3,719
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Green Bonds, Series 2022-G, AMT, 5.00% 5/15/2047	3,000	3,141
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-E, 4.00% 5/15/2037	685	713
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-C, AMT, 3.25% 5/15/2049	3,505	2,753
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2025	200	203
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2030	1,025	1,156
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2045	2,025	2,174
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2045	2,250	2,514
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2050	2,250	2,388
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2050	3,535	3,892
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053	4,120	4,488
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2037	1,285	1,481
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2038	1,295	1,488
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2044	2,155	2,419
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2028	520	551
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2029	675	723
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2030	2,250	2,427
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2031	500	543
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2036	500	549
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2037	640	701
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2038	465	507
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	905	944
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	1,610	1,673
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	850	911
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,435	1,513
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,400	1,465
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,750	1,827
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (West LA VA - Building 156 & 157 Apartments), Series 2023-C, 3.75% 12/1/2046 (put 12/1/2026)	1,290	1,300
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 6/1/2035	2,755	3,253
The Tax-Exempt Fund of California — Page 16 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 4.00% 6/1/2035	USD1,385	$1,448
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 4.00% 6/1/2036	1,500	1,560
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 4.00% 6/1/2037	1,500	1,553
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, 5.00% 12/1/2027	1,000	1,002
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 12/1/2051	910	948
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-A, 5.00% 7/1/2025	775	786
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 4.00% 7/1/2036	2,000	2,070
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 4.00% 7/1/2044	4,320	4,332
Lynwood Unified School Dist., G.O. Bonds, 2012 Election, Series 2021-E, BAM Insured, 3.00% 8/1/2048	3,260	2,599
Lynwood Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, BAM Insured, 4.00% 8/1/2049	3,005	2,935
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 11/1/2039	2,110	2,691
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,065	1,123
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	870	903
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,320	1,357
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,915	1,966
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2029	175	177
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2037	500	491
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2051	1,435	1,302
City of Menifee, Community Facs. Dist. No. 2022-1 (Quartz Ranch), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2044	850	890
City of Menifee, Community Facs. Dist. No. 2022-1 (Quartz Ranch), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2049	825	858
City of Menifee, Community Facs. Dist. No. 2022-1 (Quartz Ranch), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054	1,000	1,036
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2025	190	191
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2026	170	172
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2027	205	209
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2039	600	581
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	1,000	941
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2032	430	431
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2033	470	469
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2034	515	513
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	500	501
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	800	779
The Tax-Exempt Fund of California — Page 17 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	USD875	$838
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,850	1,714
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	445	445
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	660	642
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	875	825
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2050	2,050	1,890
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	250	251
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,000	971
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,590	1,499
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2050	1,050	968
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 9/1/2044	565	538
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	675	616
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2034	1,000	1,015
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2038	1,100	1,113
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 10/1/2030	2,065	2,104
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 10/1/2031	560	570
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)	4,370	4,837
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Ref. Bonds, Series 2015-B, 5.00% 10/1/2028	1,000	1,018
Monrovia Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1997 Election, Series 2001-B, National insured, 0% 8/1/2032	2,150	1,644
Montebello Unified School Dist., G.O. Bonds, 2016 Election, Series 2022-B, Assured Guaranty Municipal insured, 5.00% 8/1/2050	3,000	3,199
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 8/1/2034	1,095	1,131
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 8/1/2035	1,465	1,510
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 8/1/2036	1,290	1,329
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 8/1/2033	2,505	2,517
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2033	3,165	3,201
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, 0% 8/1/2028	1,500	1,321
Moorpark Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 8/1/2036	2,000	1,250
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2016-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	1,355	1,246
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044	820	844
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2050	1,500	1,533
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2028	1,090	1,137
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2032	1,480	1,538
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2034	1,720	1,787
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2035	925	961
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, 5.00% 9/1/2039	625	701
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, 5.00% 9/1/2040	600	668
The Tax-Exempt Fund of California — Page 18 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Moreno Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2004-A, 0% 7/1/2029 (escrowed to maturity)	USD1,000	$869
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026	215	215
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2037	750	722
Mountain View School Dist., G.O. Bonds, 2016 Election, Series 2020-C, Assured Guaranty Municipal insured, 4.00% 8/1/2049	2,800	2,734
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2035	2,310	2,424
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2036	2,880	3,010
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 6/1/2037	810	841
Mt. San Jacinto Community College Dist., G.O. Bonds, 2014 Election, Series 2021-C, 3.00% 8/1/2034	865	832
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2021, 5.00% 11/1/2027[2]	1,515	1,542
Municipal Fin. Auth., Charter School Lease Rev. and Rev. Ref. Bonds (Santa Rosa Academy Project), Series 2022, 5.00% 7/1/2052	2,030	2,045
Municipal Fin. Auth., Charter School Lease Rev. and Rev. Ref. Bonds (Santa Rosa Academy Project), Series 2022, 5.00% 7/1/2062	5,000	5,006
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2040	1,045	1,000
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,305	1,203
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,535	1,376
Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054	1,830	1,887
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	610	634
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	685	708
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	870	897
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	455	477
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	200	206
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.125% 9/1/2059	695	724
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	680	687
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2046	2,745	2,751
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Gibson Drive Apartments Project), Series 2024-B, 3.75% 6/1/2028 (put 6/1/2027)	415	422
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Terracina at Westpark Apartments), Series 2024-A, 3.20% 9/1/2045 (put 8/1/2027)	2,435	2,444
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (Aldersly Project), Series 2023-B-2, 3.75% 11/15/2028	2,445	2,445
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (Aldersly Project), Series 2023-B-1, 4.00% 11/15/2028	250	250
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2036[2]	3,500	3,562
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.375% 11/1/2040[2]	2,335	2,358
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 11/1/2045[2]	2,800	2,824
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046[2]	4,315	4,327
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2027	600	628
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2028	150	159
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2029	450	476
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2030	450	474
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2031	650	682
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2032	225	235
The Tax-Exempt Fund of California — Page 19 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2033	USD450	$469
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2034	150	156
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2025 (escrowed to maturity)	875	877
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2025	420	417
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2033	1,170	1,137
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2035	500	479
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2040	2,750	2,509
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2050	11,635	9,659
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 12/1/2046[2]	170	171
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 12/1/2054[2]	170	169
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 4.00% 2/1/2051	3,000	2,852
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	4,905	3,689
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2030	905	923
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2039	1,225	1,249
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2049	1,500	1,493
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2039[2]	915	918
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2057[2]	1,890	1,791
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 6/30/2025	1,585	1,593
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2031	2,695	2,790
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2034	1,320	1,359
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2035	2,000	2,056
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 12/31/2047	3,900	3,590
Municipal Fin. Auth., Rev. Bonds (Pomona College), Series 2017, 4.00% 1/1/2048	1,550	1,620
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2029	1,000	1,042
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2031	650	675
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2032	1,000	1,038
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2033	1,000	1,036
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2035	1,000	1,034
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2036	1,150	1,187
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2043	4,380	4,473
Municipal Fin. Auth., Rev. Bonds (University of San Diego), Series 2019-A, 5.00% 10/1/2049	1,600	1,666
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2030	1,250	1,299
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2033	500	517
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2034	440	455
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2039	615	631
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2034	2,675	2,746
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2036	1,000	1,024
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2036	600	614
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2037	1,250	1,277
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2037	600	613
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2042	1,250	1,268
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2042	1,000	1,014
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2047	1,000	1,009
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2047	4,010	4,046
Municipal Fin. Auth., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2024, 5.00% 11/15/2044	1,750	1,874
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2032	1,500	1,520
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2039	1,000	1,009
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2028	290	291
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2029	500	501
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2033	1,250	1,240
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2034	1,150	1,134
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2035	2,185	2,143
The Tax-Exempt Fund of California — Page 20 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2036	USD2,120	$2,068
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2037	5,590	5,419
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2039	2,990	2,855
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2044	300	276
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044	7,500	7,578
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2032	3,000	3,025
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2037	4,000	4,024
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2045	4,000	4,019
Municipal Fin. Auth., Rev. Ref. Bonds (Jurupa Unified School Dist. Wineville School Project), Series 2015-A, BAM insured, 5.00% 10/1/2042	4,500	4,515
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2036	570	632
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2037	795	879
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2038	500	551
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2039	655	717
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2040	530	578
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	360	366
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.00% 5/1/2034[2]	450	468
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.50% 5/1/2044[2]	465	480
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.75% 5/1/2054[2]	345	357
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.875% 5/1/2059[2]	360	374
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 4.00% 11/15/2026	125	124
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 11/15/2039	425	434
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2052	2,125	1,778
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2056	1,890	1,548
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2039[2]	1,250	1,218
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2049[2]	575	522
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	12,020	12,504
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	11,735	11,820
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009-A, 1.30% 2/1/2039 (put 2/3/2025)[2]	2,700	2,685
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 4.125% 10/1/2041 (put 10/1/2025)	6,990	7,016
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)	13,430	12,832
Municipal Fin. Auth., Special Fin. Agcy. VII, Essential Housing Rev. Bonds (The Breakwater Apartments), Series 2021-A-2, 4.00% 8/1/2047[2]	2,055	1,780
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-2, 4.375% 8/1/2049[2]	1,000	848
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057[2]	2,255	1,696
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-2, 4.00% 12/1/2045[2]	2,125	1,737
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2025	145	145
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2026	165	166
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2027	190	192
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2028	210	213
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2029	240	243
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2030	265	267
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 4.25% 9/1/2034	250	255
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 4.25% 9/1/2034	300	301
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2036	535	529
The Tax-Exempt Fund of California — Page 21 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2036	USD1,920	$1,894
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 4.50% 9/1/2039	1,055	1,075
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.00% 9/1/2039	275	294
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 5.00% 9/1/2039	1,010	1,068
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2041	655	625
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2041	2,875	2,754
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2023-C, 5.00% 9/1/2043	1,760	1,826
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.00% 9/1/2044	625	654
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 5.00% 9/1/2044	885	928
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2046	1,095	999
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2046	1,475	1,377
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.00% 9/1/2048	775	805
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 5.00% 9/1/2049	1,070	1,110
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 5.00% 9/1/2049	1,000	1,036
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2051	1,505	1,334
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2051	1,995	1,811
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2022-A, 5.25% 9/1/2052	3,725	3,890
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2023-C, 5.25% 9/1/2053	2,375	2,491
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 4.70% 9/1/2054	680	666
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 5.00% 9/1/2054	1,380	1,423
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 5.00% 9/1/2054	1,005	1,038
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.125% 9/1/2054	2,250	2,340
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2030	600	637
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2038	1,000	1,041
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2040	4,610	4,776
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2043	5,525	5,689
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2041	280	281
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2046	1,095	1,067
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2051	2,565	2,008
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2054	2,570	1,961
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 5/15/2043	2,000	2,059
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 5/15/2052	11,500	11,726
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2049	2,510	2,576
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2052	3,500	3,584
Murrieta Valley Unified School Dist., Community Facs. Dist. No. 2014-4, Special Tax Bonds, Series 2020, BAM insured, 4.00% 9/1/2040	325	328
Murrieta Valley Unified School Dist., Community Facs. Dist. No. 2014-4, Special Tax Bonds, Series 2020, BAM insured, 4.00% 9/1/2045	1,175	1,160
Murrieta Valley Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 9/1/2030	1,250	1,302
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026	400	414
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2027	300	310
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2029	1,420	1,457
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2030	1,225	1,255
The Tax-Exempt Fund of California — Page 22 of 49

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 9/1/2033	USD2,790	$2,896
Natomas Unified School Dist., G.O. Bonds, Series 2017, BAM insured, 5.00% 8/1/2032	1,000	1,033
New Haven Unified School Dist., G.O. Bonds, 2014 Election, Series 2020-C, 4.00% 8/1/2044	1,250	1,252
New Haven Unified School Dist., G.O. Bonds, 2014 Election, Series 2017-B, 4.00% 8/1/2047	2,750	2,718
North Orange County Community College Dist., G.O. Bonds, 2014 Election, Series 2019-B, 4.00% 8/1/2044	5,000	5,044
Northern California Energy Auth. Commodity Supply Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054 (put 8/1/2030)	10,000	10,609
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.72%) 3.983% 7/1/2027[4]	2,710	2,711
Norwalk La Mirada Unified School Dist., G.O. Bonds, 2014 Election, Series 2021-E, 3.00% 8/1/2046	1,000	817
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 8/1/2026	3,125	3,247
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 8/1/2033	4,365	4,438
Oakland Unified School Dist., G.O. Bonds, 2020 Election, Series 2023-A, Assured Guaranty Municipal insured, 5.25% 8/1/2048	825	916
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2027	2,000	2,073
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 8/1/2035	1,000	1,010
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 8/1/2036	2,000	2,074
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2028	490	512
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2028 (preref. 11/1/2027)	10	11
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2029	250	261
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 11/1/2029	3,050	3,266
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2033	1,000	1,014
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2034	1,000	1,012
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2035	1,000	1,010
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2044	1,000	1,021
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2049	2,000	2,033
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2039	275	258
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	785	688
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2029	310	313
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2031	335	335
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2037	1,650	1,616
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2047	2,795	2,545
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2045	300	283
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	500	457
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2025	225	226
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2027	250	254
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2028	250	253
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	500	494
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2042	650	616
City of Ontario, Community Facs. Dist. No. 54 (Esperanza Facs.), Special Tax Bonds, Series 2022, 4.375% 9/1/2043	900	888
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Ontario, Community Facs. Dist. No. 54 (Esperanza Facs.), Special Tax Bonds, Series 2022, 4.50% 9/1/2052	USD825	$796
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2029	170	182
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2037	500	531
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2042	600	628
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2047	800	826
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2053	845	868
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.25% 9/1/2037	415	413
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.625% 9/1/2042	650	657
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.75% 9/1/2047	840	844
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.75% 9/1/2052	825	824
City of Ontario, Community Facs. Dist. No. 66 (Olive and Oleander Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,295	1,335
City of Ontario, Community Facs. Dist. No. 66 (Olive and Oleander Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,930	1,977
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 8/15/2029	980	993
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 8/15/2033	1,365	1,379
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 8/15/2045	660	665
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2036	2,000	2,041
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 8/15/2045	2,200	2,065
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 8/15/2050	1,000	909
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037	250	268
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042	1,720	1,814
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047	1,700	1,760
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052	320	330
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2038	525	566
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2048	1,550	1,670
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2053	1,355	1,453
Orinda Union School Dist., G.O. Bonds, 2018 Election, Measure E, Series 2022-B, 4.00% 8/1/2051	1,730	1,732
Oxnard Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 8/1/2036	600	629
Oxnard Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 8/1/2045	4,160	4,301
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2030	195	194
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2033	220	215
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2036	235	226
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 3.00% 9/1/2031	315	291
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 4.25% 9/1/2034	325	317
The Tax-Exempt Fund of California — Page 24 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	USD655	$693
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	230	212
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,000	1,040
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	600	618
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	350	302
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2053	575	590
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2026	275	276
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2031	700	698
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2037	1,100	1,061
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, National insured, 5.00% 9/1/2031	1,000	1,038
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, National insured, 5.00% 9/1/2032	1,000	1,038
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 8/1/2041	2,975	3,078
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 8/1/2032	255	193
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 8/1/2037	1,600	964
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 1999, Assured Guaranty Municipal insured, 0% 8/1/2038	1,190	688
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 8/1/2038	1,505	870
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 1999, Assured Guaranty Municipal insured, 0% 8/1/2039	240	132
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 8/1/2039	840	463
Palo Alto Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008, 0% 8/1/2032	2,500	1,968
Palomar Community College Dist., G.O. Bonds, 2006 Election, Series 2015-C, 4.00% 8/1/2040 (preref. 8/1/2024)	3,000	3,024
Palomar Community College Dist., Rev. Ref. Bonds, Series 2015, 5.00% 5/1/2032	3,000	3,029
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 5.00% 8/1/2029	1,280	1,298
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2030	1,000	994
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2033	530	535
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2034	970	977
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2028	3,000	2,619
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2029	6,550	5,501
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2031	3,000	2,308
Pasadena Unified School Dist., G.O. Bonds, 2008 Election, Series 2016, 4.00% 8/1/2036	675	681
Paso Robles Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 4.00% 9/1/2028	915	930
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2043	600	554
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	745	673
The Tax-Exempt Fund of California — Page 25 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2049	USD1,780	$1,584
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	250	247
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	375	357
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	555	511
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	760	679
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2049	8,035	8,164
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA4), Series 2017-B, 5.00% 9/1/2035	1,000	1,029
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA4), Series 2017-B, 5.00% 9/1/2037	1,325	1,360
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2031	1,325	1,331
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2034	1,490	1,496
Pleasanton Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, 4.00% 8/1/2040	600	613
Pleasanton Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, 4.00% 8/1/2041	500	511
Pollution Control Fncg. Auth., Rev. Bonds (San Jose Water Co. Project), Series 2016, AMT, 4.75% 11/1/2046	11,475	11,533
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2015-B-2, AMT, 3.125% 11/1/2040 (put 11/3/2025)	12,000	11,950
Pollution Control Fncg. Auth., Water Facs. Rev. Bonds (American Water Capital Corp. Project), Series 2020, 3.70% 8/1/2040 (put 9/1/2028)	4,290	4,329
City of Poway, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Paguay Redev. Project), Series 2015-A, 5.00% 12/15/2030	1,590	1,768
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2030	1,345	1,360
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 9/1/2030	980	995
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030	1,820	1,892
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2032	1,600	1,617
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 9/1/2033	1,200	1,218
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2034	995	1,005
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2035	995	1,004
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2036	1,485	1,499
Poway Unified School Dist., School Facs. Improvement Dist. No. 2007-1, G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-B, 0% 8/1/2035	3,500	2,397
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 6/15/2039[2]	2,155	2,107
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 6/15/2049[2]	1,900	1,765
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 9/2/2027	1,375	1,447
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2037	2,000	2,032
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2047	4,025	4,052
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 10/15/2051 (put 10/15/2031)	690	672
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2046	1,550	1,680
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2025	440	440
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2030	490	511
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2043	10,155	10,226
Public Fin. Auth., Rev. Ref. Bonds (Sharp Healthcare), Series 2024-A, 5.00% 8/1/2033	1,525	1,770
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-2, 2.375% 11/15/2028[2]	395	388
The Tax-Exempt Fund of California — Page 26 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2036[2]	USD375	$380
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2046[2]	1,145	1,099
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2051[2]	190	178
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2056[2]	355	328
Public Works Board, Lease Rev. Bonds, Series 2021-C, 4.00% 11/1/2046	9,125	9,146
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2049	9,905	10,790
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 11/1/2037	1,750	1,803
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 11/1/2038	1,500	1,538
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2029	1,000	1,089
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2029	5,000	5,501
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2030	1,000	1,108
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2031	1,290	1,457
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2035	1,595	1,818
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2035	1,570	1,810
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2037	3,000	3,426
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2038	1,000	1,139
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2039	1,240	1,409
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2037	500	491
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2036	440	430
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2046	1,150	1,042
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2051	1,220	1,070
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Special Tax Bonds, Series 2023, 5.125% 9/1/2043	775	812
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Special Tax Bonds, Series 2023, 5.375% 9/1/2053	1,300	1,362
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Special Tax Bonds, Series 2024, 4.00% 9/1/2029	170	171
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2034	300	323
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	405	429
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	500	520
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2053	550	564
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 9/1/2025	1,500	1,503
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 9/1/2026	1,000	1,002
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 9/1/2029	4,065	4,073
City of Rancho Mirage, Community Facs. Dist. No. 4B (Del Webb Project), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	550	491
The Tax-Exempt Fund of California — Page 27 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2044	USD1,205	$1,245
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2049	2,400	2,468
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054	2,770	2,842
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, 5.00% 9/1/2029	1,125	1,160
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 6/1/2032	620	694
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 6/1/2033	465	519
City of Rialto, Community Facs. Dist. No. 2019-2 (Foothill/Spruce), Special Tax Bonds, Series 2022, 4.25% 9/1/2042	770	735
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2034	500	351
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2044	1,000	408
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2045	1,625	628
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2046	1,000	365
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2047	1,175	406
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 5.00% 8/1/2052	1,720	1,861
Rio Hondo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-C, 0% 8/1/2028	1,000	893
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2043	3,035	3,096
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2048	6,000	6,071
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Rev. Ref. Bonds, Series 2022-A-1, Assured Guaranty Municipal insured, 5.25% 9/1/2052	3,000	3,229
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Public Improvements), Special Tax Bonds, Series 2019, 5.00% 9/1/2040	4,685	4,750
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2026	380	381
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2027	430	432
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2029	250	251
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2033	590	585
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2041	1,000	945
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2046	450	408
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2051	1,395	1,225
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	300	293
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2048	920	931
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	815	821
City of Riverside, Sewer Rev. Bonds, Series 2015-A, 5.00% 8/1/2031	2,500	2,536
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 5.00% 10/1/2028	2,000	2,041
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 6/1/2044	1,894	1,554
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-C, 4.00% 6/1/2047	3,575	3,461
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 6/1/2048	1,288	1,018
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-1, BAM insured, 3.00% 6/1/2049	10,500	8,361
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds (RCTC 91 Express Lanes), Series 2021-B-1, 4.00% 6/1/2046	USD1,020	$1,000
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2032	1,100	1,106
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2033	2,315	2,328
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2034	1,500	1,509
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2035	890	895
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 9/1/2045	375	349
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 9/1/2050	600	543
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2038	550	534
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	750	695
Romoland School Dist., Community Facs. Dist. No. 2006-1 (Brendle Mills), Special Tax Bonds, Series 2017, 5.00% 9/1/2039	990	1,016
Romoland School Dist., Community Facs. Dist. No. 2022-2 (Mountains Edge), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	500	523
Romoland School Dist., Community Facs. Dist. No. 2022-2 (Mountains Edge), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	775	806
Romoland School Dist., Community Facs. Dist. No. 2022-2 (Mountains Edge), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	860	891
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2027	250	263
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2028	360	377
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2031	830	862
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2034	855	883
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2035	1,140	1,175
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2037	1,000	1,029
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2041	1,255	1,284
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 3.00% 9/1/2025	110	109
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2026	125	125
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2027	145	146
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2028	165	167
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2029	185	187
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2030	205	206
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,215	1,150
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,145	1,042
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,815	2,487
City of Roseville, Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2034	1,000	1,030
City of Roseville, Community Facs. Dist. No. 1 (The Fountains), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2038	1,650	1,677
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2037	220	217
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	305	292
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,040	960
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	710	636
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2026	500	506
The Tax-Exempt Fund of California — Page 29 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2027	USD230	$233
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2028	1,000	1,013
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2030	500	506
City of Roseville, Community Facs. Dist. No. 5 (Fiddyment Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	750	715
Rowland Unified School Dist., G.O. Bonds, 2006 Election, Capital Appreciation Bonds, Series 2009-B, 0% 8/1/2034	4,000	2,730
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 9/1/2041	235	238
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 9/1/2046	1,750	1,769
City of Sacramento, Community Facs. Dist. No. 2015-04 (McKinley Village Improvements), Special Tax Bonds, Series 2020, BAM insured, 4.00% 9/1/2040	1,100	1,112
City of Sacramento, Community Facs. Dist. No. 2015-04 (McKinley Village Improvements), Special Tax Bonds, Series 2020, BAM insured, 4.00% 9/1/2046	2,850	2,855
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.50% 9/1/2052	260	266
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.75% 9/1/2052	630	656
County of Sacramento, Airport System Rev. Bonds, Series 2024-B, 5.00% 7/1/2049	2,000	2,179
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2028	1,455	1,533
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2033	3,000	3,124
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2034	3,000	3,118
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2035	4,000	4,151
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2036	1,000	1,029
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2020, BAM insured, 4.00% 7/1/2037	2,400	2,476
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2040	1,090	1,104
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	530	509
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	650	601
Sacramento Area Flood Control Agcy., Consolidated Capital Assessment Dist. No. 2, Rev. Bonds, Series 2016-A, 5.00% 10/1/2041	1,000	1,029
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 8/1/2044	815	815
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 8/1/2049	3,690	3,604
Sacramento Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2007, Assured Guaranty Municipal insured, 0% 7/1/2028	4,575	4,124
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2024-B, BAM insured, 5.00% 8/1/2036	500	571
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2024-B, BAM insured, 5.00% 8/1/2037	645	735
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2024-B, BAM insured, 5.00% 8/1/2038	440	501
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2024-B, BAM insured, 5.00% 8/1/2043	1,330	1,475
County of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 9/1/2044	3,750	3,777
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 1, Special Tax Bonds, Series 2015, 5.00% 9/1/2040	1,000	1,006
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 9/1/2043	1,860	1,907
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 9/1/2048	USD1,775	$1,811
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 8/1/2042	1,175	1,160
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 9/1/2030	245	248
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 9/1/2031	480	486
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 9/1/2032	480	485
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2037	970	987
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	8,870	9,105
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 4.00% 8/1/2045	1,000	1,000
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2032	125	125
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2032	100	100
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2033	100	99
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2034	265	264
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2034	100	98
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2035	125	122
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2036	170	167
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2037	175	171
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2038	855	825
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2039	410	391
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2040	100	95
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	550	502
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	1,000	883
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2036	635	617
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2040	475	452
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	1,000	912
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	1,100	971
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 7/1/2037	1,000	1,020
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2044	3,000	3,169
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2027	750	781
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2029	1,595	1,705
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2030	1,785	1,909
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2033	2,280	2,396
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 7/1/2035	USD5,000	$4,997
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-A, 5.00% 7/1/2035	1,000	1,048
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2035	2,495	2,548
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 7/1/2036	1,075	1,071
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2036	750	765
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2037	750	764
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2042	1,500	1,517
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2047	1,000	1,006
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2048	3,365	3,528
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2049	3,375	3,424
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2053	3,000	3,135
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 7/1/2056	3,765	3,565
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 7/1/2056	14,830	13,681
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 4.00% 4/1/2048	3,000	2,987
San Diego Community College Dist., G.O. Rev. Ref. Bonds, Series 2024, 4.00% 8/1/2041	1,000	1,030
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 7/1/2031	4,000	4,059
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 7/1/2032	1,000	1,014
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2008 Election, Series 2012-E, 0% 7/1/2034	3,000	2,169
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2017-I, 4.00% 7/1/2047	2,000	1,977
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2020-M-2, 3.00% 7/1/2050	5,000	3,975
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2018 Election, Series 2024-H-2, 5.00% 7/1/2049	4,505	4,943
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2018 Election, Series 2023-G-3, 4.00% 7/1/2053	3,000	2,975
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2022 Election, Series 2024-B-3, 4.00% 7/1/2054	2,000	1,980
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2022-A-2, AMT, 5.00% 5/1/2026	1,000	1,021
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2016-B-2, AMT, 5.00% 5/1/2046	4,000	4,032
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2049	4,000	4,110
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E, AMT, 4.00% 5/1/2050	5,385	5,029
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E, AMT, 4.00% 5/1/2050 (preref. 5/1/2029)	510	516
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E-2, AMT, 5.00% 5/1/2050	7,315	7,503
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-F-2, 5.00% 5/1/2050	1,990	2,083
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 5/1/2028	1,925	2,029
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-A-2, AMT, 5.00% 5/1/2036	6,750	7,182
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2020-A-2, AMT, 5.00% 5/1/2037	4,000	4,201
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2044	3,000	3,088
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-E-2, AMT, 5.00% 5/1/2045	USD500	$514
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-A-2, AMT, 5.00% 5/1/2052	3,000	3,104
City and County of San Francisco, Certs. of Part. (Moscone Convention Center Expansion Project), Series 2017-B, 4.00% 4/1/2038	2,000	1,981
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2042	1,000	1,086
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2047	1,060	1,137
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2052	640	681
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,950	1,856
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,745	1,595
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,035	936
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2043[2]	1,230	1,282
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2052[2]	1,500	1,312
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.50% 9/1/2053[2]	2,050	2,176
City and County of San Francisco, G.O. Bonds (Earthquake Safety and Emergency Response), Series 2021-E-1, 4.00% 6/15/2043	3,445	3,456
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2032[2]	500	540
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2037[2]	500	530
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2052[2]	2,000	1,985
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2023-A, 5.50% 9/1/2053[2]	1,530	1,553
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-D, 3.00% 11/1/2050	3,115	2,492
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-A, 4.00% 11/1/2050	2,000	1,992
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 11/1/2050	1,000	996
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Green Bonds, Series 2020-A, 5.00% 11/1/2050	5,150	5,455
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Bonds, Series 2024-D, 5.00% 10/1/2054	6,620	7,192
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 10/1/2037	6,575	6,585
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)	7,625	7,977
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2021-A, 4.00% 10/1/2050	5,000	4,980
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2024-C, 5.00% 10/1/2054	12,895	14,009
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 8/1/2031	425	440
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 8/1/2033	USD1,000	$1,034
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, National insured, 5.00% 8/1/2041	2,100	2,154
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 8/1/2043	2,100	2,101
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2026[2]	90	90
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2041[2]	1,435	1,365
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046[2]	2,475	2,246
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2023-A, 5.75% 9/1/2050[2]	480	519
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051[2]	5,675	4,983
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051[2]	1,550	1,361
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.00% 9/1/2033[2]	530	552
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.50% 9/1/2043[2]	1,000	1,079
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2025	205	206
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2028	335	336
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2029	560	562
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2030	430	431
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2037	6,455	5,970
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Green Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2050	13,710	10,855
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 6/15/2045	5,000	4,980
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-B, 5.25% 6/15/2049	9,840	10,815
San Jacinto Unified School Dist., Community Facs. Dist. No. 2003-1, Special Tax Rev. Bonds (Infrastructure Projects), Series 2022, 4.00% 9/1/2050	875	764
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2028	380	402
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2030	200	210
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2031	550	576
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2033	750	780
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2034	765	789
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2035	200	206
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 3/1/2029	1,030	1,097
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 3/1/2033	1,500	1,608
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2035	1,000	1,019
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2037	1,000	1,017
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2041	1,500	1,517
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2047	10,000	10,056
San Juan Unified School Dist., G.O. Bonds, 2016 Election, Series 2020, 4.00% 8/1/2034	1,000	1,027
San Leandro Unified School Dist., G.O. Bonds, Series 2019-B, BAM insured, 5.00% 8/1/2032	375	402
San Leandro Unified School Dist., G.O. Bonds, Series 2019-B, BAM insured, 5.00% 8/1/2033	355	380
San Leandro Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 8/1/2043	1,300	1,289
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	730	682
The Tax-Exempt Fund of California — Page 34 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	USD925	$839
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 10/1/2029	2,000	2,035
San Mateo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006-B, National insured, 0% 9/1/2035	2,000	1,372
San Rafael High School Dist., G.O. Bonds, Series 2019-C, 4.00% 8/1/2043	2,500	2,506
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2/1/2038	2,000	2,005
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2015, 4.00% 8/1/2033 (preref. 8/1/2025)	1,915	1,930
Sanger Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-C, BAM insured, 3.00% 8/1/2048	2,465	1,987
Sanger Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 3.00% 8/1/2051	3,325	2,649
Sanger Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 8/1/2055	1,650	1,613
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2025[2]	175	175
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2026[2]	200	200
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2028[2]	250	249
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2030[2]	110	109
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2035[2]	1,010	968
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2050[2]	5,820	5,099
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2026	835	836
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2038	460	460
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.00% 7/1/2032	2,000	2,003
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 7/1/2036	1,250	1,253
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 7/1/2042	2,500	2,504
Santa Monica-Malibu Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-E, 3.00% 8/1/2033	2,000	1,934
Santa Rita Union School Dist., G.O. Rev. Ref. Bonds, Series 2019, 2.50% 8/1/2031	1,160	1,069
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2027	195	205
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2028	205	217
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2034	350	366
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2036	250	221
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2037	185	162
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2038	270	231
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.125% 9/1/2039	165	140
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,940	1,980
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2029	135	136
The Tax-Exempt Fund of California — Page 35 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2033	USD215	$212
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2034	230	226
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2035	240	235
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2036	275	268
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2037	295	283
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2038	320	302
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2039	345	325
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2040	295	277
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2035	600	612
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2039	700	706
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2041	275	276
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2049	1,250	1,220
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2033	1,240	1,258
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 8/1/2051[2]	800	709
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 8/1/2061[2]	2,275	1,949
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2042[2]	1,000	1,021
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061[2]	2,025	2,026
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 10/1/2027[2]	440	441
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2032[2]	2,500	2,559
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2037[2]	1,485	1,509
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2044[2]	2,805	2,822
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2029[2]	2,615	2,634
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2035[2]	500	502
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2041[2]	3,000	2,960
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2048[2]	2,795	2,705
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2040[2]	1,350	1,360
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2050[2]	750	751
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2058[2]	1,625	1,617
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2055[2]	1,000	969
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.00% 6/1/2034[2]	750	758
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2036[2]	1,000	1,002
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2046[2]	750	735
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 6/1/2052[2]	335	335
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2030[2]	315	321
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2047[2]	250	244
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2030[2]	USD1,305	$1,341
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2037[2]	2,105	2,134
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2023-A, 5.75% 7/1/2042[2]	805	848
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025)[2]	4,610	4,704
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2047[2]	1,000	1,002
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2043[2]	1,750	1,764
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2049[2]	1,900	1,913
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2054[2]	5,000	5,027
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 7/1/2037[2]	860	876
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2054[2]	2,150	2,174
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2037[2]	1,455	1,477
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2049[2]	5,400	5,418
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 4/1/2031	1,250	1,286
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 4/1/2032	1,750	1,798
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 4/1/2035	2,000	2,052
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2035	500	585
South San Francisco Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, 4.00% 9/1/2040	1,000	1,019
South San Francisco Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, 4.00% 9/1/2041	1,690	1,719
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)	6,275	6,673
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 11/1/2025	1,400	1,420
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2026	385	400
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 8/1/2035	500	505
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	2,780	2,606
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,290	1,131
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 4.25% 9/1/2037	1,250	1,231
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2042	1,965	2,053
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2052	500	514
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 6/1/2040	1,090	1,106
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 6/1/2041	1,160	1,174
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Moldaw Residences), Series 2024, 5.00% 11/1/2039	1,475	1,630
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Moldaw Residences), Series 2024, 5.00% 11/1/2049	1,610	1,714
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Vintage at Folsom), Series 2024-E-2, 5.00% 10/1/2028 (put 10/1/2027)	185	194
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010-A, 1.75% 9/1/2029	7,000	6,271
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 3/1/2035	1,465	1,518
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 4.00% 3/1/2042	1,240	1,194
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2026	225	228
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2027	USD800	$810
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2045	1,700	1,707
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 11/15/2049 (preref. 11/15/2024)	5,250	5,253
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2027	200	207
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2029	405	418
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 3.50% 4/1/2035	250	236
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 4.00% 4/1/2042	280	266
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2046	6,790	5,455
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 4.00% 4/1/2047	250	230
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2047	2,765	2,795
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 2.50% 4/1/2051	4,440	3,021
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051	5,000	3,807
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 4/1/2051	6,450	5,795
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 4.00% 7/1/2048	500	484
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2003-D, 5.00% 5/1/2033 (put 11/1/2029)	1,500	1,653
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 4/1/2038 (put 11/1/2029)	5,000	5,509
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 4/1/2038 (put 11/1/2029)	4,000	4,407
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-C, 5.00% 4/1/2046 (put 11/1/2029)	2,200	2,424
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2034[2]	100	104
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2039[2]	105	107
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2051[2]	2,315	2,320
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.625% 11/1/2033	1,350	1,352
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 11/1/2043	935	936
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 12/1/2044	2,925	2,898
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2029	625	639
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2031	1,135	1,156
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2032	1,500	1,527
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-A, 3.50% 7/1/2034	150	149
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2032[2]	2,025	2,089
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2041[2]	13,295	13,424
The Tax-Exempt Fund of California — Page 38 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2031 (preref. 2/15/2026)	USD1,000	$1,027
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2034 (preref. 2/15/2026)	500	514
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2035 (preref. 2/15/2026)	5,050	5,187
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 6/1/2026[2]	1,425	1,420
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036[2]	4,500	4,560
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2046[2]	2,250	2,257
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2036	500	540
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2037	350	376
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2038	250	267
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 4.125% 4/1/2053	700	691
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds (City of Hesperia Ranchero Road Widening Improvements), Series 2022, 5.75% 9/2/2052	8,225	8,311
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 4.00% 5/15/2038	2,000	2,021
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 4.00% 5/15/2046	7,465	7,243
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 7/1/2032	6,780	6,286
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2029	1,000	1,028
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2030	1,500	1,540
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2032	1,000	1,026
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2035	1,250	1,280
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2044	3,000	3,129
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2049	2,500	2,573
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2054	3,500	3,593
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 9/1/2028	1,000	1,002
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (Wastewater Ref. Project), Series 2024, 5.00% 9/1/2028	445	482
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (Wastewater Ref. Project), Series 2024, 5.00% 9/1/2029	460	507
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2040	790	810
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2045	9,245	9,263
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 8/1/2036	780	899
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 8/1/2037	USD700	$803
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 8/1/2039	415	473
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 8/1/2040	500	568
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2048	1,000	900
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2021, 0% 9/1/2041	205	92
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2021, 0% 9/1/2052	8,800	2,079
Sweetwater Union High School Dist., G.O. Bonds, 2006 Election, Series 2018-C, 4.00% 8/1/2043	4,290	4,281
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2022-A-1, 4.50% 8/1/2040	6,020	6,311
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2022-A-1, 4.50% 8/1/2041	6,690	6,970
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty Municipal insured, 0% 8/1/2034	1,170	815
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty Municipal insured, 0% 8/1/2037	1,250	733
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty Municipal insured, 0% 8/1/2044	2,000	765
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty Municipal insured, 0% 8/1/2045	2,000	721
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty Municipal insured, 0% 8/1/2046	2,000	679
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2032	3,525	3,606
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2034	2,075	2,117
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2036	1,000	1,020
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2047	4,750	4,576
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2038	1,250	1,346
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2054	1,240	1,278
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2050	2,100	2,130
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2022, 4.25% 9/1/2043	700	689
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2022, 4.375% 9/1/2052	1,600	1,553
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 9/1/2031	1,500	1,508
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2033	1,000	1,005
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 9/1/2034	2,065	2,076
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2040	1,600	1,608
Temecula Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2045	1,400	1,363
The Tax-Exempt Fund of California — Page 40 of 49

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	USD930	$922
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,045	982
Temescal Valley Water Dist., Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2026	1,270	1,319
Temescal Valley Water Dist., Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2027	1,060	1,128
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031	2,190	2,193
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp), Series 2021-A-1, 4.00% 6/1/2034	670	682
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2028	1,500	1,583
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2032	2,400	2,580
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2033	2,000	2,149
Township of Washington, Health Care Dist., 2020 Election, G.O. Bonds, Series 2023-B, 5.25% 8/1/2048	1,125	1,236
Township of Washington, Health Care Dist., 2020 Election, G.O. Bonds, Series 2023-B, 5.50% 8/1/2053	500	558
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2030	535	572
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2034	1,380	1,452
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2030	260	273
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2031	290	305
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2032	300	315
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2033	335	351
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2034	400	419
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2035	440	460
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2036	485	506
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2037	530	552
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2038	575	595
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044	870	887
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,750	1,772
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	750	741
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,100	1,047
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,600	1,462
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,100	1,864
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2045	1,000	1,022
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2049	2,135	2,167
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2029	1,280	1,348
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2032	USD500	$523
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2033	300	313
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2034	300	312
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2035	300	311
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2038	820	840
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 5/1/2037	2,000	2,043
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 5/1/2038	1,000	1,020
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 5/1/2039	1,000	1,019
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 11/15/2034	2,235	2,239
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 11/15/2035	1,320	1,321
County of Tulare, Local Health Care Dist., G.O. Rev. Ref. Bonds, Series 2020, BAM insured, 4.00% 8/1/2039	1,850	1,874
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2036	600	622
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2031	1,000	1,013
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2033	1,135	1,149
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 4.00% 9/1/2035	250	251
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2040	1,850	1,865
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2045	2,200	2,213
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2028	3,000	3,040
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2029	1,000	1,013
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 9/1/2038	2,500	2,526
Twin Rivers Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2016, Assured Guaranty Municipal insured, 0% 8/1/2041	7,000	3,288
Regents of the University of California, General Rev. Bonds, Series 2020-BE, 4.00% 5/15/2040	2,570	2,614
Regents of the University of California, General Rev. Bonds, Series 2024-BV, 5.00% 5/15/2040	3,010	3,449
Regents of the University of California, General Rev. Bonds, Series 2020-BE, 4.00% 5/15/2047	4,855	4,857
Regents of the University of California, General Rev. Bonds, Series 2022-BK, 5.00% 5/15/2052	2,000	2,152
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 5/15/2034	750	771
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 5/15/2038	1,215	1,256
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 5/15/2040	1,205	1,228
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 5/15/2038	1,000	1,003
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2040	260	246
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2045	165	148
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051	265	230
Upper Santa Clara Valley Joint Powers Auth., Rev. Bonds, Series 2016-A, 5.00% 8/1/2046	2,120	2,206
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2016-C, Assured Guaranty Municipal insured, 4.00% 8/1/2045	1,550	1,504
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2046	1,885	1,883
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2051	2,850	2,812
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2023-C, Assured Guaranty Municipal insured, 5.00% 8/1/2051	USD2,765	$2,973
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM insured, 4.00% 5/1/2046	3,350	3,343
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM insured, 4.00% 5/1/2051	4,500	4,421
Various Purpose G.O. Bonds, Series 2023, 5.00% 10/1/2030	490	548
Various Purpose G.O. Bonds, Series 2024, 5.25% 8/1/2044	9,765	11,144
Various Purpose G.O. Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2030	930	1,039
Various Purpose G.O. Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2031	950	1,074
Various Purpose G.O. Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2032	4,780	5,450
Various Purpose G.O. Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2033	3,500	4,017
Various Purpose G.O. Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2034	1,350	1,564
Various Purpose G.O. Rev. Ref. Bonds, Series 2022, 4.00% 4/1/2042	5,000	5,073
Various Purpose G.O. Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2044	1,000	1,116
City of Vernon, Electric System Rev. Bonds, Series 2021-A, 5.00% 4/1/2025	1,000	1,006
City of Vernon, Electric System Rev. Bonds, Series 2021-A, 5.00% 10/1/2025	1,415	1,435
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2026	1,000	1,023
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027	1,180	1,240
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	1,470	1,555
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2037	1,565	1,695
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2040	775	832
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 12/1/2045	885	881
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 12/1/2049	2,865	2,870
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 12/1/2050	4,600	4,532
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052	3,180	3,346
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 12/1/2048	6,265	6,274
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 12/1/2049	6,835	6,844
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 12/1/2050	4,230	4,164
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2022-CU, 5.50% 12/1/2052	2,370	2,593
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 12/1/2045	645	644
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, BAM insured, 4.00% 8/1/2031	1,000	1,018
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2035	3,630	3,666
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2036	1,665	1,680
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2037	3,800	3,830
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2014-AS, 5.00% 12/1/2027 (preref. 12/1/2024)	200	200
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 8/1/2049	2,000	1,993
West Contra Costa Unified School Dist., G.O. Bonds, 2020 Election, Series 2024-B, BAM insured, 5.00% 8/1/2049	1,135	1,232
West Contra Costa Unified School Dist., G.O. Bonds, 2020 Election, Series 2024-B, BAM insured, 4.00% 8/1/2054	3,105	3,059
West Contra Costa Unified School Dist., G.O. Bonds, 2020 Election, Series 2024-B, BAM insured, 5.00% 8/1/2054	2,670	2,884
West Contra Costa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005-D, National insured, 0% 8/1/2031	7,500	5,926
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-D-2, Assured Guaranty Municipal insured, 0% 8/1/2036	6,000	3,847
City of West Sacramento, Fin. Auth., Special Tax Rev. Bonds, Series 2006-A, Assured Guaranty insured, 5.00% 9/1/2026	150	154
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Bonds, Series 2017-A, 5.00% 9/1/2042	1,150	1,164
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030	600	620
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2032	1,240	1,276
The Tax-Exempt Fund of California — Page 43 of 49

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 11/1/2031	USD3,105	$3,147
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 11/1/2035	2,220	2,233
Whittier Union High School Dist., G.O. Bonds, 2020 Election, Series 2021-A, 3.00% 8/1/2046	6,900	5,730
Whittier Union High School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, 0% 8/1/2032	2,000	1,524
William S. Hart Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A, 0% 8/1/2032	2,000	1,552
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2033	1,295	1,345
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2038	1,475	1,522
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2044	1,485	1,515
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2048	1,645	1,671
Yosemite Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-D, 0% 8/1/2031	1,500	1,199
		2,808,221
Guam 0.68%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.00% 10/1/2030	250	262
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.00% 10/1/2032	350	367
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2036	685	728
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2037	250	267
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2038	350	374
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2039	450	481
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2040	660	703
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2041	400	425
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2042	515	545
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2043	250	263
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2028	4,500	4,560
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029	2,000	2,105
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	3,685	3,504
G.O. Bonds, Series 2019, AMT, 5.00% 11/15/2031	1,765	1,794
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2040	635	647
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	3,000	3,004
Limited Obligation Rev. Bonds (Section 30), Series 2016-A, 5.00% 12/1/2024	1,000	1,001
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2037	400	408
		21,438
Hawaii 0.03%
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037	1,000	901
Puerto Rico 0.70%
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[4]	4,048	2,611
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	6,091	3,990
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	1,830	1,918
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	170	178
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	22,723	7,461
The Tax-Exempt Fund of California — Page 44 of 49

unaudited
Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2051	USD19,000	$4,611
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2026	1,500	1,484
		22,253
United States 0.55%
Freddie Mac, Multi Family Certs., Series 2023, 2.75% 11/25/2035[2]	7,638	6,708
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	7,829	7,464
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class ACA, 2.046% 6/25/2038[2]	959	766
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-049, 3.05% 4/15/2034	1,775	1,606
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class ACA, 2.25% 9/25/2037	987	811
		17,355
Virgin Islands 0.33%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027	2,500	2,579
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	1,565	1,628
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	1,955	2,061
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	2,000	2,078
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	1,905	1,970
		10,316
Total bonds, notes & other debt instruments (cost: $2,954,896,000)		2,880,484
Short-term securities 8.15% Municipals 6.73%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2024-H, 3.25% 4/1/2059[4]	20,550	20,550
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-A, 3.10% 11/1/2035[4]	2,420	2,420
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-B, 3.10% 11/1/2035[4]	19,140	19,140
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A-4, AMT, 8.00% 1/1/2050 (put 8/15/2025)[2,5]	13,000	13,396
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-2, 3.10% 7/1/2035[4]	3,000	3,000
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-B-3, 3.18% 7/1/2034[4]	3,100	3,100
City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 3.13% 7/1/2049[4]	5,000	5,000
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/26/2025	30,000	30,375
County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/30/2025	10,000	10,126
Municipal Fin. Auth., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2007, AMT, 3.17% 12/1/2029[4]	6,850	6,850
Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2005, 3.10% 6/1/2025[4]	350	350
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 3.95% 10/1/2045 (put 12/2/2024)[5]	13,000	12,995
City of Pasadena, Demand Rev. Ref. Certs. of Part., Series 2008-A, 2.51% 2/1/2035[4]	29,890	29,890
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001-A, AMT, 4.20% 7/1/2031 (put 7/2/2029)[5]	5,000	5,115
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A, AMT, 4.20% 11/1/2038 (put 7/2/2029)[5]	7,000	7,258
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 4.05% 7/1/2043 (put 8/15/2024)[2,5]	1,000	999
County of Riverside, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/30/2025	10,000	10,125
The Tax-Exempt Fund of California — Page 45 of 49

unaudited
Short-term securities (continued) Municipals (continued)		Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. IAM Commercial Paper, Series 2024-C, 3.00% 11/19/2024		USD5,000	$5,000
Statewide Communities Dev. Auth., Rev. IAM Commercial Paper, Series 2009-B-6, 2.95% 1/9/2025		27,250	27,249
			212,938
U.S. Treasury bills 1.42%	Weighted average yield at acquisition
U.S. Treasury 12/3/2024	4.662%	45,000	44,817
Total short-term securities (cost: $256,923,000)			257,755
Total investment securities 99.26% (cost: $3,211,819,000)			3,138,239
Other assets less liabilities 0.74%			23,354
Net assets 100.00%			$3,161,593
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 10/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	1,666	1/6/2025	USD343,105	$(2,740)
5 Year U.S. Treasury Note Futures	Long	259	12/31/2024	27,774	(624)
10 Year Ultra U.S. Treasury Note Futures	Short	45	12/31/2024	(5,119)	89
10 Year U.S. Treasury Note Futures	Short	661	12/31/2024	(73,020)	2,410
30 Year Ultra U.S. Treasury Bond Futures	Short	53	12/31/2024	(6,658)	408
					$(457)

[1]	Step bond; coupon rate may change at a later date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $240,309,000, which represented 7.60% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[5]	For short-term securities, the mandatory put date is considered to be the maturity date.
The Tax-Exempt Fund of California — Page 46 of 49

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $390,700,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The Tax-Exempt Fund of California — Page 47 of 49

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$2,879,130	$—	$2,879,130
Mortgage-backed obligations	—	1,354	—	1,354
Short-term securities	—	257,755	—	257,755
Total	$—	$3,138,239	$—	$3,138,239

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,907	$—	$—	$2,907
Liabilities:
Unrealized depreciation on futures contracts	(3,364)	—	—	(3,364)
Total	$(457)	$—	$—	$(457)
*
Futures contracts are not included in the fund’s investment portfolio.

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
IAM = Interest at Maturity
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
The Tax-Exempt Fund of California — Page 48 of 49

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-020-1224
The Tax-Exempt Fund of California — Page 49 of 49